Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan	Employee Benefit PlanThe Company has a 401(k) plan (“the Plan”) covering all eligible employees in the United States. The Company is allowed to make discretionary profit sharing and qualified non-elective contributions as defined by the Plan and as approved by the Board of Directors. Through December 31, 2020, the Company did not match eligible participants’ 401(k) contributions. As of January 1, 2021, the Company began matching a portion of eligible participants’ 401(k) contributions. The Company’s match totaled $1.1 million for the year ended December 31, 2021. No discretionary profit-sharing contributions have been made to date.